SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 93.0%
Aerospace/Defense — 2.2%
L3Harris Technologies, Inc.	41,600	$8,297,120
Lockheed Martin Corp.	5,900	2,291,796
Northrop Grumman Corp.	3,500	1,173,200
		11,762,116
Beverages — 0.2%
Coca-Cola Co., (The)	22,500	1,050,300
Biotechnology — 1.1%
Illumina, Inc.*	3,300	1,198,065
Incyte Corp.*	47,400	4,830,534
		6,028,599
Chemicals — 0.4%
Ecolab, Inc.	9,000	1,913,220
Commercial Services — 3.3%
MarketAxess Holdings, Inc.	3,100	1,576,629
S&P Global, Inc.	46,100	14,983,422
Verisk Analytics, Inc.	7,300	1,260,564
		17,820,615
Computers — 2.0%
Accenture PLC, Class A, (Ireland)	27,400	5,524,388
Amdocs Ltd.	17,800	1,108,228
Fortinet, Inc.*	31,200	4,343,040
		10,975,656
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	92,700	6,704,991
Diversified Financial Services — 2.5%
Cboe Global Markets, Inc.	127,600	13,584,296
Electric — 3.9%
Alliant Energy Corp.	21,300	1,051,368
Avangrid, Inc.	228,100	10,145,888
Consolidated Edison, Inc.	13,300	998,298
Duke Energy Corp.	31,100	2,663,093
Eversource Energy	32,400	2,711,880
Xcel Energy, Inc.	48,900	3,179,967
		20,750,494
Electronics — 0.4%
Keysight Technologies, Inc.*	10,300	1,113,739
Roper Technologies, Inc.	3,200	1,260,160
		2,373,899
Environmental Control — 3.0%
Republic Services, Inc.	89,400	7,640,124
Waste Management, Inc.	77,700	8,294,475
		15,934,599
Food — 5.3%
Flowers Foods, Inc.	664,700	15,680,273
General Mills, Inc.	19,630	1,237,475
Hershey Co., (The)	30,900	4,192,512
Kellogg Co.	39,900	2,605,869
Kroger Co., (The)	121,300	3,956,806
McCormick & Co., Inc.	6,300	1,103,508
		28,776,443
Healthcare-Products — 3.8%
Cooper Cos Inc., (The)	8,300	2,630,934
Hologic, Inc.*	24,300	1,287,900
IDEXX Laboratories, Inc.*	49,800	15,382,224
Intuitive Surgical, Inc.*	2,100	1,218,063
		20,519,121
Healthcare-Services — 1.1%
Chemed Corp.	3,000	1,435,530
UnitedHealth Group, Inc.	15,500	4,725,175
		6,160,705
Home Furnishings — 1.6%
Dolby Laboratories Inc., Class A	138,500	8,411,105
Household Products & Wares — 3.9%
Church & Dwight Co., Inc.	14,000	1,050,980
Clorox Co., (The)	62,500	12,890,625
Kimberly-Clark Corp.	48,800	6,902,272
		20,843,877
Insurance — 0.4%
Arthur J Gallagher & Co.	11,400	1,074,792
Progressive Corp., (The)	13,200	1,025,376
		2,100,168
Internet — 11.3%
Alphabet, Inc., Class A*	6,600	9,461,232
Amazon.com, Inc.*	8,600	21,004,382
CDW Corp.	9,600	1,064,736
F5 Networks, Inc.*	129,900	18,825,108
VeriSign, Inc.*	47,000	10,293,470
		60,648,928
Media — 2.8%
Charter Communications, Inc., Class A*	27,500	14,960,000
Office & Business Equipment — 0.2%
Zebra Technologies Corp., Class A*	4,400	1,149,808
Pharmaceuticals — 6.6%
AbbVie, Inc.	12,900	1,195,443
CVS Health Corp.	64,000	4,196,480
Eli Lilly & Co.	86,700	13,260,765
Merck & Co., Inc.	74,900	6,045,928
Pfizer, Inc.	33,000	1,260,270
Zoetis, Inc.	71,400	9,952,446
		35,911,332
REITs — 3.6%
American Tower Corp.	39,900	10,300,983
Public Storage	43,800	8,880,012
		19,180,995
Retail — 6.1%
Costco Wholesale Corp.	14,400	4,441,968
Dollar General Corp.	57,400	10,992,674
Wal-Mart Stores, Inc.	139,800	17,343,588
		32,778,230
Software — 18.9%
Adobe Systems, Inc.*	32,800	12,680,480
Akamai Technologies, Inc.*	10,200	1,079,160
Cadence Design Systems, Inc.*	55,400	5,057,466
Cerner Corp.	55,800	4,067,820
Electronic Arts, Inc.*	17,900	2,199,552
Fiserv, Inc.*	80,100	8,552,277
Intuit, Inc.	64,600	18,754,672
Jack Henry & Associates, Inc.	76,000	13,745,360
Microsoft Corp.	81,700	14,971,525
Salesforce.com, Inc.*	6,800	1,188,572
ServiceNow, Inc.*	3,500	1,357,755
Synopsys, Inc.*	6,500	1,175,915
Take-Two Interactive Software, Inc.*	124,600	16,966,782
		101,797,336
Telecommunications — 5.4%
AT&T, Inc.	32,700	1,009,122
Cisco Systems, Inc.	132,600	6,340,932
Motorola Solutions, Inc.	6,500	879,645
T-Mobile US, Inc.*	80,300	8,033,212
Verizon Communications, Inc.	225,800	12,956,404
		29,219,315
Transportation — 1.2%
Expeditors International of Washington, Inc.	81,500	6,224,155
Water — 0.6%
American Water Works Co., Inc.	25,200	3,200,400
TOTAL COMMON STOCKS
(Cost $423,440,226)		500,780,703
SHORT-TERM INVESTMENTS - 6.9%
U.S. Bank Money Market Deposit Account, 0.13%(a)	37,319,374	37,319,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,319,374)		37,319,374
TOTAL INVESTMENTS - 99.9%
(Cost $460,759,600)		538,100,077
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		658,425
NET ASSETS - 100.0%		$538,758,502

* Non-income producing security.
(a) - The rate shown is as of May 31, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing each Fund's investments carried at fair value:

SGI U.S. Large Cap Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Common Stocks	$500,780,703	$500,780,703	$-	$-
Short-Term Investments	37,319,374	37,319,374	-	-
Total Investments*	$538,100,077	$538,100,077	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.